ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GNMA FUND
Unaudited		August 31, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

ASSET-BACKED SECURITIES 0.7%
Auto-Backed 0.7%
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (1)	7,625	7,638
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	1,120	1,122
		8,760
Home Equity Loans-Backed 0.0%
Residential Asset Mortgage Products
Series 2003-RZ4, Class M1, VR
5.27%, 10/25/33	600	590
		590

Total Asset-Backed Securities (Cost $9,334)		9,350

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 4.6%
Commercial Mortgage-Backed Securities 3.4%
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO
5.711%, 9/11/38	13,100	13,384
Citigroup//Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.40%, 7/15/44	6,900	6,811
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	15,500	15,141
Morgan Stanley Capital I
Series 2006-T23, Class A4, CMO
5.983%, 8/12/41	6,555	6,764
		42,100
Whole Loans-Backed 1.2%
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1, VR
4.561%, 9/25/35	3,693	3,622
Washington Mutual Mortgage Securities
Series 2005-AR3, Class A2, CMO, VR
4.643%, 3/25/35	2,336	2,286
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.548%, 3/25/35	2,385	2,348
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 3A1, CMO, VR
4.941%, 3/25/35	2,448	2,409
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.802%, 1/25/34	3,644	3,551
		14,216

Total Non-U.S. Government Mortgage-Backed Securities (Cost $55,705)		56,316

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 89.6%
U.S. Government Agency Obligations (5) 3.1%
Federal Home Loan Mortgage, ARM, 5.08%, 3/1/36	2,499	2,456
Federal Home Loan Mortgage, CMO, 6.00%, 9/15/16	5,893	6,017
Federal National Mortgage Assn., ARM
5.069%, 8/1/36	4,655	4,596
5.114%, 10/1/35	1,558	1,539
6.001%, 8/1/36	3,546	3,579
Federal National Mortgage Assn., CMO
6.00%, 2/25/31-8/25/32	11,681	11,834
Federal National Mortgage Assn., TBA, 7.00%, 1/1/36	6,760	6,939
U.S. Department of Veteran Affairs, CMO, VR, 9.61%, 3/15/25	485	516
		37,476
U.S. Government Obligations 86.5%
Government National Mortgage Assn.
4.00%, 9/15/18	11,731	11,087
4.50%, 6/15/33 - 1/15/34	8,211	7,783
5.00%, 10/15/17 - 11/15/34	209,766	204,061
5.50%, 7/15/14 - 9/15/35	280,095	277,733
6.00%, 11/15/08 - 2/15/36	275,178	278,234
6.50%, 12/15/14 - 5/15/36	115,175	118,109
7.00%, 3/15/13 - 8/20/36	49,950	51,554
7.50%, 3/15/07 - 9/15/32	13,435	13,953
8.00%, 3/15/14 - 3/15/30	7,973	8,375
8.50%, 7/15/08 - 2/20/23	1,881	1,988
9.00%, 4/15/18 - 9/15/24	978	1,054
9.25%, 10/15/16 - 12/15/19	170	183
9.50%, 6/15/09 - 12/15/24	561	603
9.75%, 8/15/16 - 2/15/21	126	136
10.00%, 2/15/16 - 3/15/26	2,185	2,372
10.25%, 9/20/16	20	21
10.50%, 2/15/13 - 10/15/21	260	282
11.00%, 2/15/10 - 7/20/20	163	178
11.50%, 8/15/10 - 11/15/19	306	334
12.00%, 10/15/10 - 6/15/15	481	526
12.25%, 3/15/14 - 7/20/15	45	50
12.50%, 4/15/10 - 1/20/16	199	218
12.75%, 12/20/13 - 12/20/14	43	48
13.00%, 1/15/11 - 9/20/15	159	177
13.50%, 5/15/10 - 1/15/15	122	134
Government National Mortgage Assn., CMO
5.00%, 8/16/28	391	390
5.50%, 10/20/30 - 2/20/32	63,186	63,012
6.50%, 10/20/27 - 10/20/31	16,064	16,564
Government National Mortgage Assn.
CMO, Principal Only 3/16/28	573	477
Government National Mortgage Assn., TBA, 6.50%, 1/1/34	4,836	4,948
		1,064,584
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $1,116,999)		1,102,060
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 4.8%
U.S. Government Agency Obligations (5) 0.5%
Federal National Mortgage Assn.
5.375%, 7/15/16	6,125	6,250
		6,250
U.S. Treasury Obligations 4.3%
U.S. Treasury Notes, 3.875%, 9/15/10	13,125	12,729
U.S. Treasury Notes, 4.25%, 11/15/13	40,975	39,778
		52,507
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $57,838)		58,757
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	18,940	18,940
Total Short-Term Investments (Cost $18,940)		18,940
Total Investments in Securities
101.2% of Net Assets (Cost $1,258,816)		$ 1,245,423

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$8,760 and represents 0.7% of net assets.
(2)	All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2006.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
(5)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S government.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
TBA	To Be Announced purchase commitment; TBAs totaled $11,887 (1.0% of net assets) at period end; see Note 2.
VR	Variable Rate; rate shown is effective rate at period-end

Open Futures Contracts at August 31, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 244 U.S. Treasury ten year contracts
$815 par of 5.5% Government National
Mortgage Assn. pledged as initial margin	12/06	$26,198	$100
Net payments (receipts) of variation
margin to date			(43)
Variation margin receivable (payable)
on open futures contracts			$57

The accompanying notes are an integral part of this Portfolio of Investments.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

T. Rowe Price GNMA Fund
Unaudited	August 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price GNMA Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place.

Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted "good delivery" standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a "roll" to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or "roll" settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2006, the cost of investments for federal income tax purposes was $1,258,816,000. Net unrealized loss aggregated $13,293,000 at period-end, of which $6,652,000 related to appreciated investments and $19,945,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $481,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2006, and May 31, 2006, was $18,940,000 and $46,458,000, respectively.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 23, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 23, 2006